ICON Healthcare Fund

Portfolio of Investments (Unaudited)

6/30/2020

	Shares	Value
Common Stock (100.13%)

Consumer, Non-Cyclical (91.62%)
Abbott Laboratories	15,000	1,371,450
AbbVie Inc	39,265	3,855,038
Alexion Pharmaceuticals Inc*	12,281	1,378,419
Anthem Inc	9,100	2,393,118
AstraZeneca PLC	26,700	1,412,163
Bristol-Myers Squibb Co	59,393	3,492,308
Cigna Corp	16,278	3,054,567
Edwards Lifesciences Corp*	8,300	573,613
Eli Lilly and Co	31,600	5,188,088
Global Payments Inc	12,000	2,035,440
HealthEquity Inc*	14,700	862,449
Henry Schein Inc*	19,200	1,121,088
Humana Inc	5,500	2,132,625
IQVIA Holdings Inc*	10,538	1,495,131
Jazz Pharmaceuticals PLC*	9,262	1,021,969
McKesson Corp	13,100	2,009,802
PRA Health Sciences Inc*	15,100	1,469,079
Regeneron Pharmaceuticals Inc*	4,400	2,744,060
Teleflex Inc	3,000	1,091,940
Thermo Fisher Scientific Inc	9,882	3,580,644
UnitedHealth Group Inc	19,300	5,692,535
Zoetis Inc	24,388	3,342,132
Total Consumer, Non-Cyclical		51,317,658

Financial (2.85%)
Mastercard Inc	5,400	1,596,780

Industrial (4.34%)
PerkinElmer Inc	24,800	2,432,632

Technology (1.32%)
Adobe Inc*	1,700	740,027

Total Common Stock (Cost $44,061,501)		56,087,097

Total Investments (Cost $44,061,501) (100.13%)		56,087,097
Liabilities in Excess of Other Assets (-0.13%)		(73,838)
Net Assets (100.00%)		56,013,259

*	Non-income producing security.